PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,	Business			Reclassifications/	December 31,
	2018	acquisition	Additions	Deductions	translations	2019
At cost:
Land rights	1,626	—	—	—	(1,626)	—
Buildings	11,833	12	779	(4)	1,442	14,062
Leasehold improvements	1,375	—	37	(58)	195	1,549
Switching equipment	15,340	—	1,228	(61)	861	17,368
Telegraph, telex and data communication equipment	1,586	—	675	—	(3)	2,258
Transmission installation and equipment	147,013	686	6,768	(6,240)	3,525	151,752
Satellite, earth station and equipment	11,972	—	108	(11)	275	12,344
Cable network	45,650	—	8,197	(113)	689	54,423
Power supply	17,989	—	793	(253)	1,585	20,114
Data processing equipment	14,266	10	709	(107)	1,531	16,409
Other telecommunication peripherals	3,425	—	1,904	—	11	5,340
Office equipment	2,158	7	208	(101)	89	2,361
Vehicles	1,219	—	99	(167)	(583)	568
CPE assets	22	—	—	—	(22)	—
Other equipment	94	—	57	—	(28)	123
Property under construction	4,876	81	14,923	(20)	(17,241)	2,619
Total	280,444	796	36,485	(7,135)	(9,300)	301,290

Accumulated depreciation and amortization:
Land rights	335	—	—	—	(335)	—
Buildings	3,405	—	726	(4)	(14)	4,113
Leasehold improvements	949	—	198	(56)	—	1,091
Switching equipment	10,594	—	1,488	(45)	(41)	11,996
Telegraph, telex and data communication equipment	1,320	—	260	—	—	1,580
Transmission installation and equipment	77,491	—	11,059	(5,260)	(3,294)	79,996
Satellite, earth station and equipment	5,005	—	818	(10)	(4)	5,809
Cable network	12,382	—	2,349	(102)	(392)	14,237
Power supply	12,389	—	1,454	(239)	(7)	13,597
Data processing equipment	10,748	—	1,304	(61)	(14)	11,977
Other telecommunication peripherals	1,030	—	737	—	(1)	1,766
Office equipment	1,382	—	383	(55)	(32)	1,678
Vehicles	407	—	72	(137)	(132)	210
CPE assets	20	—	—	—	(20)	—
Other equipment	75	—	1	—	(10)	66
Total	137,532	—	20,849	(5,969)	(4,296)	148,116
Net book value	142,912					153,174

	December 31,			Reclassifications/	December 31,
	2019	Additions	Deductions	Translations	2020
At cost:
Buildings	14,062	201	—	1,874	16,137
Leasehold improvements	1,549	31	(192)	22	1,410
Switching equipment	17,368	956	(1,921)	1,103	17,506
Telegraph, telex and data communication equipment	2,258	429	—	(675)	2,012
Transmission installation and equipment	151,752	1,050	(3,825)	10,219	159,196
Satellite, earth station and equipment	12,344	236	(2)	(2,155)	10,423
Cable network	54,423	8,280	(68)	(1,839)	60,796
Power supply	20,114	45	(311)	1,140	20,988
Data processing equipment	16,409	3	(703)	1,954	17,663
Other telecommunication peripherals	5,340	2,157	—	16	7,513
Office equipment	2,361	216	(354)	(98)	2,125
Vehicles	568	48	(104)	39	551
Other equipment	123	17	—	(72)	68
Property under construction	2,619	15,610	(8)	(15,697)	2,524
Total	301,290	29,279	(7,488)	(4,169)	318,912

Accumulated depreciation and amortization:
Buildings	4,113	739	—	20	4,872
Leasehold improvements	1,091	158	(188)	—	1,061
Switching equipment	11,996	1,569	(1,921)	(23)	11,621
Telegraph, telex and data communication equipment	1,580	—	—	2	1,582
Transmission installation and equipment	79,996	11,463	(3,545)	77	87,991
Satellite, earth station and equipment	5,809	900	(1)	(2,296)	4,412
Cable network	14,237	2,509	(66)	(702)	15,978
Power supply	13,597	1,512	(309)	(43)	14,757
Data processing equipment	11,977	1,522	(708)	(11)	12,780
Other telecommunication peripherals	1,766	1,120	—	(1)	2,885
Office equipment	1,678	375	(360)	(119)	1,574
Vehicles	210	74	(70)	15	229
Other equipment	66	2	—	(21)	47
Total	148,116	21,943	(7,168)	(3,102)	159,789
Net book value	153,174				159,123

Schedule of gain on sale of property and equipment

	2018	2019	2020
Proceeds from sale of property and equipment	629	1,496	236
Net book value	(1)	(853)	(20)
Gain on sale of property and equipment	628	643	216